CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0	0
Preferred stock, outstanding (in shares)	0	0	0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Class A-1 Common Stock
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000	250,000,000	250,000,000
Common stock, shares issued (in shares)	78,382,405	76,637,470	58,491,280
Common stock, shares outstanding (in shares)	78,382,405	76,637,470	58,491,280
Class A-2 Common Stock
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common stock, shares issued (in shares)	3,403,363	4,999,999	0
Common stock, shares outstanding (in shares)	3,403,363	4,999,999	0